Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

Inventories

in € THOUS

	2020	2019

Finished goods	1,088,311	940,407
Health care supplies	473,164	399,585
Raw materials and purchased components	232,422	227,654
Work in process	101,413	95,632
Inventories	1,895,310	1,663,278